CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013		Dec. 31, 2012
Sales of Products	$ 624,586	$ 301,076	$ 1,883,891	$ 1,421,598	$ 1,856,806		$ 2,692,152
Sales of Engineering Services	40,000	37,740	302,371	356,597	532,247		536,076
Total Sales	664,586	338,816	2,186,262	1,778,195	2,389,053		3,228,228
Cost of Sales — Products	444,234	177,361	1,251,690	774,653	1,354,909		2,135,484
Cost of Sales — Engineering Services	16,000	12,666	121,032	159,382	227,186		205,542
Total Cost of Sales	460,234	190,027	1,372,722	934,035	1,582,095		2,341,026
Gross Profit	204,352	148,789	813,540	844,160	806,958		887,202
Operating Expenses:
Research and Development	484,510	470,302	1,177,484	1,209,023	1,751,397		1,153,403
Selling and Marketing	336,099	193,650	957,422	756,134	1,091,514		1,225,154
General and Administrative	592,914	585,260	1,605,112	1,604,011	2,165,341		2,181,310
Depreciation and Amortization	59,680	95,595	260,823	284,556	377,840		468,817
Impairment of Patents and Trademarks					73,423		64,703
Total Operating Expenses					5,459,515		5,093,387
Loss from Operations	(1,268,851)	(1,196,018)	(3,187,301)	(3,009,564)	(4,652,557)		(4,206,185)
Other Income (Expense)
Interest and Other (Expense) Income					0		232
Other Taxes	(9,747)	(24,288)	(56,282)	(41,225)	(88,274)		(20,398)
Foreign Exchange Gain (Loss)	(3,473)	4,671	(3,710)	(5,075)	(13,692)		(11,111)
(Loss) on Sale of Assets					(40,352)		0
(Loss) on Debt Extinguishment (Note 19)					(1,272,296)		0
Gain (Loss) on Derivative Valuation	(1,698,940)	259,426	2,124,878	(35,122)	(3,575,278)		0
Amortization of Senior Term Debt Discount	(253,977)	(592,970)	(294,191)	(639,989)
Interest Expenses	(66,333)	(307,521)	(133,699)	(718,759)	(503,779)		(509,925)
Total Other Income (Expense)	(2,032,470)	(660,682)	1,636,996	(1,440,170)	(5,493,671)		(541,202)
Loss from Before Provision for Income Taxes	(3,301,321)	(1,856,700)	(1,550,305)	(4,449,734)	(10,146,228)		(4,747,387)
Provision (Benefit) for Income Taxes	0	0	0	0	0		0
(Loss) from Continuing Operations					(10,146,228)		(4,747,387)
Income (Loss) from Discontinued Operations (Note 4)					0		(747,580)
Gain on Disposal of Discontinued Operations (Note 5), net of tax					0		5,817,807
Net Income (Loss)	$ (3,301,321)	$ (1,856,700)	$ (1,550,305)	$ (4,449,734)	$ (10,146,228)		$ 322,840
Earnings (Loss) per Share from Continuing Operations (Note 6)
Basic					$ (1.69)		$ (1.34)
Diluted					$ (1.69)	[1],[2]	$ (1.34)	[1],[2]
Earnings (Loss) per Share
Basic					$ (1.69)		$ 0.09
Diluted					$ (1.69)	[1]	$ 0.09	[1]
Earnings Per Share, Basic and Diluted	$ (0.31)	$ (0.26)	$ (0.15)	$ (0.93)
Weighted-average Shares Outstanding
Basic					5,988,595		3,536,865
Diluted					5,988,595		3,651,100
Weighted Average Number of Shares Outstanding, Basic and Diluted	10,556,420	7,191,649	10,276,447	4,773,042

[1]	Due to net loss for period, dilutive loss per share is the same as basic.
[2]	Due to the antidilutive impact of the convertible debt under the if-converted method, the diluted earnings per share is the same as basic.